INCOME TAXES (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Contingency
Income tax provision	$ 5,145	$ 8,288	$ 58,898	$ 67,277	$ 60,616
Effective income tax rate	42.00%	24.00%
Statutory rate	35.00%	35.00%	35.00%	35.00%	35.00%
Interest on income taxes accrued	$ 1,300		$ 1,300	$ 1,200
Income tax penalties accrued	1,800		1,800	2,400
Unrecognized tax benefits including interest accrued	25,900		26,200	12,100
Unrecognized tax benefits that would reduce income tax expense	25,500		25,800	11,800
Change in unrecognized tax benefits unrelated to Federal income taxes statute of limitations expiring within twelve months of current reporting period	1,600		1,400
IAC
Income Tax Contingency
Unrecognized tax benefits including interest accrued	$ 16,400		$ 16,400	$ 700